Share-based Payments Arrangement - Additional Information (Detail) $ in Millions						12 Months Ended
	Dec. 19, 2017 TWD ($) shares	Feb. 08, 2017 shares	Dec. 08, 2015 shares	Oct. 22, 2015 TWD ($) shares	May 07, 2013 shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jul. 31, 2017 TWD ($)	Jun. 30, 2017 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Jul. 31, 2015 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs						$ 22,000,000	$ 1	$ 17,000,000	$ 36,000,000
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares					1
Option expire period					six years
Compensation costs						4,000,000		13,000,000	35,000,000
Exercise Price						70.70		76.10	81.40	$ 70.70	$ 76.10	$ 76.10	$ 81.40	$ 84.30
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in May and November 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs						$ 9,000,000
Number of treasury stock transfer to its specific employees | shares						3,342,000	3,342,000
Senao International Co., Ltd. (SENAO) [Member] | 2 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period					two years
Vesting percentage					50.00%
Senao International Co., Ltd. (SENAO) [Member] | 3 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period					three years
Vesting percentage					25.00%
Senao International Co., Ltd. (SENAO) [Member] | 4 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period					four years
Vesting percentage					25.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000			1,000
Exercise Price	$ 147.00			$ 43.00								$ 34.40	$ 43.00
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period						five years	five years
Vesting period						two years	two years
Compensation costs						$ 3,000,000		4,000,000	$ 1,000,000
Exercise Price						$ 34.40		34.40
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period						five years	five years
Vesting period						two years	two years
Compensation costs						$ 100,000
Exercise Price						147.00
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs						$ 6,000,000		$ 16,000
Shares issued | shares		2,000,000	2,787,000
Reserve for employee subscription | shares		300,000	418,000